RECEIVABLE FOR BITCOIN COLLATERAL,NET (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Receivables for bitcoin collateral	¥ 619,262,199		$ 84,838,573
Less: allowance for receivables for bitcoin collateral	(2,204,434)		(302,006)	¥ 0
Total receivable for bitcoin collateral, net	617,057,765		$ 84,536,567
Loss from change in fair value of receivable for bitcoin collateral	25,150,893	$ 3,445,658
Assets pledged as collateral
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Total receivable for bitcoin collateral, net	¥ 25,200,000
Number of bitcoins posted as collateral | shares	644.4		644.4
Cost of bitcoin	¥ 619,200,000